Leases (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Abstract]
Lease contracts	R$ 435	R$ 244
Incremental interest rate	12.20%	10.53%
Terms of the contracts	The terms of the contracts vary between 5 and 25 years.
Lease Agreements [Member]
Leases (Details) [Abstract]
Lease contracts	R$ 8,360	R$ 4,051